Tax Refinancing Program - Schedule of Components of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	R$ 417,503	R$ 553,206
Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	73,377
Fines
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	6,844
Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	337,282
Tax on revenue (COFINS)
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	153,790	199,595
Tax on revenue (COFINS) | Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	2,718
Tax on revenue (COFINS) | Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	151,072
Income tax
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	37,995	44,967
Income tax | Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	1,317
Income tax | Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	36,678
Tax on revenue (PIS)
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	72,027	79,885
Tax on revenue (PIS) | Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	36,785
Tax on revenue (PIS) | Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	35,242
Social security (INSS – SAT)
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	3,039	4,774
Social security (INSS – SAT) | Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	650
Social security (INSS – SAT) | Fines
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	371
Social security (INSS – SAT) | Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	2,018
Social contribution
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	11,315	12,503
Social contribution | Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	580
Social contribution | Fines
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	22
Social contribution | Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	10,713
Tax on banking transactions (CPMF)
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	50,573	50,132
Tax on banking transactions (CPMF) | Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	18,950
Tax on banking transactions (CPMF) | Fines
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	2,137
Tax on banking transactions (CPMF) | Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	29,486
PRT – Other debts - RFB
Tax Debt Refinancing Program [Line Items]
Tax refinancing program		54,528
PERT – Other debts - RFB
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	427	2,438
PERT – Other debts - RFB | Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	240
PERT – Other debts - RFB | Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	187
Other
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	88,337	R$ 104,384
Other | Principal
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	12,137
Other | Fines
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	4,314
Other | Interest
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	R$ 71,886